Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2025
Accounting Policies [Abstract]
Accounts Receivable, Allowance for Credit Loss
The allowance for credit losses as of December 31, 2025, 2024, and 2023 was as follows:

	December 31,
	2025	2024	2023
Balance at beginning of period	$211	$2,599	$2,970
Adjustments and provision for estimated credit losses	808	—	(371)
Write-offs and collections of accounts receivable	(427)	(2,379)	—
Foreign currency adjustments	22	(9)	—
Balance at end of period	$614	$211	$2,599

Property Plant And Equipment Estimated Useful Lives Table Text Block
Depreciation is recognized using the straight-line method in amounts considered to be sufficient to allocate the cost of the assets to operations over the estimated useful lives or lease terms, as follows:

Asset Category	Estimated Useful Life
Buildings	25 years
Plant and Machinery	3-10 years
Computer and office equipment	3-5 years
Furniture and Fixtures	5 years
Capitalized software	3-5 years
Leasehold improvements	**
** Leasehold improvements are depreciated using the straight-line method over the shorter of the estimated useful life of the asset or the term of the underlying lease.

Restructuring and Related Costs

	December 31,
	2025	2024	2023
Severance costs	$6,375	$3,484	$4,527
Office closures and other costs (1)	448	—	—
Write-off of prepaid subscriptions (2)	—	—	5,668
Restructuring and other expenses	$6,823	$3,484	$10,195
(1) Includes office-closure related costs and a non-cash impairment charge related to the sublease of the Company's Seattle office lease. Refer to Note 9. Leases for additional information.
(2) Represents the write-off of prepaid subscriptions pursuant to a distribution and master services agreement, as these prepaid subscriptions were deemed not recoverable through future sales activity.